Contingent liabilities and legal proceedings - Other cases in the Group (Details) ₨ in Millions, £ in Millions, R in Millions					1 Months Ended				3 Months Ended	12 Months Ended
	Feb. 06, 2024 EUR (€)	Feb. 06, 2024 ZAR (R)	Jan. 09, 2019 EUR (€)	Jan. 09, 2019 ZAR (R)	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 GBP (£)	Oct. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2024 EUR (€) contract	Mar. 31, 2024 INR (₨)	Mar. 31, 2022 EUR (€)	Jul. 13, 2015 GBP (£)
Contingent liabilities and legal proceedings - Conti
Other provisions									€ 2,246,000,000	€ 2,448,000,000		€ 2,548,000,000
Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Other provisions									430,000,000	269,000,000		€ 449,000,000
Indian tax cases | Vodafone India Services Private Limited
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner										468,000,000,000
Tax liability										238,000,000
Interest payable										€ 672,000,000
Deposit amount with tax authorities											₨ 2,000		£ 22
Indian tax cases | Vodafone India Services Private Limited | Maximum [Member]
Contingent liabilities and legal proceedings - Conti
Percentage of penalty										300.00%	300.00%
Iliad v Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Value of claim								€ 500,000,000
Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Value of claim							€ 330,000,000
Verbraucherzentrale Bundesverband (Federation of German Consumer Organisations) Vs. Vodafone Germany
Contingent liabilities and legal proceedings - Conti
Increase in price for fixed lines services per month										€ 5
Claims regarding transfer of data to credit agencies in Germany
Contingent liabilities and legal proceedings - Conti
Loss contingency, new claims filed, number | contract										316
Damages sought per contract										€ 5,000
BfDI (Federal Commissioner for Data Protection and Freedom of Information) Vs. Vodafone Germany | Maximum [Member]
Contingent liabilities and legal proceedings - Conti
Percentage of fines imposed by authority to the total of annual revenue.										2.00%
Kenneth Makate vs Vodacom (Pty) Limited
Contingent liabilities and legal proceedings - Conti
Loss contingency, compensation awarded by minority judgement of SCA	€ 9,000,000	R 186
Amount of compensation offered but rejected			€ 2,000,000	R 47
Kenneth Makate vs Vodacom (Pty) Limited | Minimum [Member]
Contingent liabilities and legal proceedings - Conti
Percentage of damages paid to the total revenue	5.00%	5.00%
Kenneth Makate vs Vodacom (Pty) Limited | Maximum [Member]
Contingent liabilities and legal proceedings - Conti
Percentage of damages paid to the total revenue	7.50%	7.50%
Loss contingency, compensation awarded by minority judgement of SCA	€ 1,400,000,000	R 29,000
Netherlands tax case | Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Other provisions										€ 24,000,000
Netherlands tax case | Vodafone Europe BV
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner									€ 267,000,000
Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner					€ 1,600,000,000	£ 1,400